ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 - ORGANIZATION AND PRINCIPAL ACTIVITIES

WANG & LEE GROUP, Inc. (the “Company”) was incorporated in the British Virgin Islands (“BVI”) on May 20, 2021 as an investment holding company. The Company conducts its primary operations through its indirectly wholly owned subsidiary WANG & LEE CONTRACTING LIMITED (“WLHK”) which is incorporated and domiciled in Hong Kong SAR; WLHK provides contract engineering, installation and out-fitting of the following products and services: low voltage (220v/phase 1 or 380v/phase 3) electrical systems, mechanical ventilation and air-conditioning systems (“MVAC”), fire safety systems, and water supply and sewage disposal systems.

The Company owns WANG & LEE HOLDINGS, Inc. (“WL Holdings”) an investment holding company that was incorporated in the BVI on May 27, 2021. The primary purpose of WL Holding is to hold WLHK. WLHK was incorporated on December 3, 1992, in Hong Kong SAR and provides the services above to large corporate customers that are primary located in Hong Kong SAR.

The following is an organization chart of the Company and its subsidiaries:

GOING CONCERN

As of December 31, 2021, the Company has incurred a net loss of $354,743 and had an accumulated deficit $1,624,941 and a working capital deficit of $518,589, and its net cash used in operating activities for the year ended December 31, 2021 was $482,801. These circumstances gave rise to substantial doubt that the Company would continue as a going concern subsequent to December 31, 2021.

As of December 31, 2022, the Company has incurred a net loss of $596,881 and had an accumulated deficit $2,221,822 and a working capital deficit of $1,281,671, and its net cash used in operating activities for the year ended December 31, 2022 was $352,764; accordingly, as of the date of this report, there still exist substantial doubt that the Company will continue as going concern. Management plans to focus its resources on smaller scale engineering projects that generate sustainable positive profit margins. Additionally, the Company plans to raise capital via private placement and public offering in the event that the Company does not have adequate liquidity to meet its current obligations.

NOTE 1 - ORGANIZATION AND PRINCIPAL ACTIVITIES (CONTINUED)

The accompanying audited consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These audited consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.